Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000086684
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	3.79%	3.58%	2.54%
C000086685
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	5.49%	3.51%	2.26%
C000086686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000086684
Average Annual Return [Line Items]
Average Annual Return, Percent	7.32%	4.27%	2.89%
Without Sales Load [Member] | C000086685
Average Annual Return [Line Items]
Average Annual Return, Percent	6.49%	3.51%	2.26%
Without Sales Load [Member] | C000086686
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	4.54%	3.14%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	11.20%	0.18%	1.82%
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.76%	3.27%	2.30%
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.76%	3.27%	2.30%
EATON VANCE Index: ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
Average Annual Return, Percent	6.76%	3.27%	2.30%